Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt
Debt

8)    Debt

Promissory Note

In connection with the Settlement Agreement entered into with Vivus (see Note 13), Petros executed an interest-bearing promissory note (the “Note”) in favor of Vivus in the principal amount of $10,201,758. The parties also entered into a Security Agreement, dated January 18, 2022, (the “Security Agreement”) pursuant to which the Company granted to Vivus a continuing security interest in all of its Stendra® API and products and its rights under the License Agreement to secure the Company’s obligations under the Note (the “Collateral”).

Under the terms of the Note, the original principal amount of $10,201,758 is payable in consecutive quarterly installments of principal and interest beginning on April 1, 2022, through January 1, 2027. Interest on the principal amount accrues at a rate of 6% per year. The Company may prepay the Note, in whole or in part, at any time, with no premium or penalty. In the event of a default under the Security Agreement, all principal outstanding under the Note at the time of the default will bear interest at a rate of 9% per year until the full and final payment of all principal and interest under the Note (regardless of whether any default is waived or cured). For the nine months ended September 30, 2024, and 2023, the Company paid Vivus $1.0 million and $1.5 million, respectively. As of September 30, 2024, and December 31, 2023, the principal balance on the Note is $7.2 million and $8.0 million, respectively.

On October 1, 2024, the Company failed to make the required payment due pursuant to the Note and related Security Agreement with Vivus in the amount of $0.5 million, constituting an Event of Default (as defined in the Note) under the Note and Security Agreement.  As a result of the Event of Default, the Company accrued an additional $50,000 of interest expense.

Future minimum principal payments of the Note are as follows:

2024 (remaining 3 months)	$391,271
2025	2,720,940
2026	3,264,351
2027	872,073
Total	$7,248,635
Less: current portion	(2,326,050)
Promissory note, net of current portion	$4,922,585

8)    Debt

Promissory Note

In connection with the Settlement Agreement entered into with Vivus (see Note 14), Petros executed an interest-bearing promissory note (the “Note”) in favor of Vivus in the principal amount of $10,201,758. The parties also entered into a Security Agreement to secure Petros’ obligations under the Note.

Under the terms of the Note, the original principal amount of $10,201,758 is payable in consecutive quarterly installments of principal and interest beginning on April 1, 2022, through January 1, 2027. Interest on the principal amount will accrue at a rate of 6% per year. The Company may prepay the Note, in whole or in part, at any time, with no premium or penalty. In the event that the Company defaults under the Security Agreement, all principal outstanding under the Note at the time of the default will bear interest at a rate of 9% per year until the full and final payment of all principal and interest under the Note (regardless of whether any default is waived or cured). Pursuant to the Security Agreement, dated January 18, 2022, the Company granted to Vivus a continuing security interest in all of its Stendra® API and products and its rights under the License Agreement. For the years ended December 31, 2023, and December 31, 2022, the Company paid Vivus $2.0 million and $1.6 million, respectively. As of December 31, 2023, and 2022, the principal balance on the Note is $8.0 million and $9.5 million, respectively.

Future minimum principal payments of the promissory note are as follows:

2024	$1,156,550
2025	2,720,940
2026	3,264,351
2027	872,073
Total	$8,013,914
Less: current portion	(1,156,550)
Promissory note, net of current portion	$6,857,364